Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from contracts with customers
Summary of revenue for the Group's major product groups

in €‘000	2020	2021	2022
Betting data / Betting entertainment tools	170,044	214,034	237,043
Managed Betting Services (“MBS”)	46,604	79,966	135,895
Virtual Gaming and E-Sports	18,343	15,357	16,154
Betting revenue	234,991	309,357	389,092
Betting AV revenue	105,892	140,162	160,522
Other revenue	29,634	39,983	53,132
Rest of the World revenue	370,517	489,502	602,746
Media and Ad`s revenue	21,041	33,796	53,010
Betting data	9,791	15,150	29,737
Betting AV	3,575	5,166	10,963
Sports Solutions	—	17,588	33,732
United States revenue	34,407	71,700	127,442
Total Revenue	404,924	561,202	730,188